Related parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related parties

21. Related parties

Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial period.

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€	€	€	€
Short term employee benefits	985,136	1,208,362	3,807,354	2,617,978
Post employee benefits	67,732	62,837	141,331	133,012
Share-based payments	3,804,580	3,091,132	6,651,041	5,952,342
Total	4,857,448	4,362,331	10,599,726	8,703,332

The Company engages GrayMatters Consulting BV, a management entity for the purpose of providing key management services to the Company. This management entity is considered a related party, as it provides key management services and exercises key management functions.

The aggregate amount of expense recognized in the unaudited condensed consolidated interim financial statements related to this related party was €0.3 million and €0.4 million in the six months ended June 30, 2026 and 2025, respectively.

The outstanding balances payable to key management personnel, or entities which they control, as per June 30, 2026 and December 31, 2025 were €1.0 million and €1.6 million, respectively.